Financial instruments by category - Schedule of valuation techniques and significant unobservable inputs (Details) - Level 3 of fair value hierarchy [member] - Phidelis	12 Months Ended
Dec. 31, 2024
Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. The achievement of financial targets are linked to net revenue of the years 2024 and 2025.
Contingent consideration [member]
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).
Contingent consideration [member] | Unobservable inputs, 1
Financial Instruments by Category
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if:
Contingent consideration [member] | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2.Revenue: we consider for the revenue projection the continuity of old contracts and new contracts with average annual revenue growth of 21.1%.
Inter-relationship between signigicant unobservable and fair value measurement	- The risk-adjusted discount rates were lower (higher)
Expected weighted average annual revenue growth rate (as a percent)	21.10%